Basis of Presentation and General Information (Details)			12 Months Ended
		Jan. 08, 2016	Dec. 31, 2017
Basis of Presentation and General Information [Abstract]
Reverse stock split ratio		0.2
Seanergy Management Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]		Marshall Islands
Seanergy Shipmanagement Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]		Marshall Islands
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Gloriuship
Date of delivery			Nov. 03, 2015
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Geniuship
Date of delivery			Oct. 13, 2015
Leader Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Leadership
Date of delivery			Mar. 19, 2015
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Premiership
Date of delivery			Sep. 11, 2015
Gladiator Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Gladiatorship
Date of delivery			Sep. 29, 2015
Guardian Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Guardianship
Date of delivery			Oct. 21, 2015
Champion Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Liberia
Vessel name			Championship
Date of delivery			Dec. 07, 2015
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Liberia
Vessel name			Squireship
Date of delivery			Nov. 10, 2015
Emperor Holding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Knight Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[3]		Liberia
Vessel name			Knightship
Date of delivery			Dec. 13, 2016
Lord Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[3]		Liberia
Vessel name			Lordship
Date of delivery			Nov. 30, 2016
Partner Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Partnership
Date of delivery			May 31, 2017
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4],[5]		Malta
Martinique International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		British Virgin Islands
Vessel name			Bremen Max
Date of delivery			Sep. 11, 2008
Date of sale/disposal			Mar. 07, 2014
Harbour Business International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		British Virgin Islands
Vessel name			Hamburg Max
Date of delivery			Sep. 25, 2008
Date of sale/disposal			Mar. 10, 2014
Maritime Capital Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Bermuda
Maritime Capital Shipping (HK) Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[6]		Hong Kong
Maritime Glory Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[6]		British Virgin Islands
Vessel name			Clipper Glory
Date of delivery			May 21, 2010
Date of sale/disposal			Dec. 04, 2012
Maritime Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[6]		British Virgin Islands
Vessel name			Clipper Grace
Date of delivery			May 21, 2010
Date of sale/disposal			Oct. 15, 2012
Atlantic Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[5],[6]		British Virgin Islands

[1]	Management company
[2]	Subsidiaries wholly owned
[3]	Vessel owning subsidiaries owned by Emperor Holding Ltd.
[4]	Chartering services company
[5]	Dormant company
[6]	Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (or "MCS")